Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair Value Measurement
22.	Fair Value Measurement

Assets measured at fair value on a nonrecurring basis

The Company measured its property, equipment and software, equity investments, intangible assets and goodwill at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its warrant at fair value on a recurring basis. As the Company’s warrant is not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of warrant. This instrument is categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2024.

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2023 and 2024:

	For the year ended December 31,
	2023			2024
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Warrant liability	—	—	3,952	—	—	68,556	9,392

On November 23, 2022, October 28, 2024, the Group issued 5,454,546 and 761,719 ADSs warrants, respectively. The warrants entitle the holder to purchase one ADS of our common stock at an exercise price equal to US$2.75 and US$1.45 per ADS at any time on or after their issuance date and on or prior to the close of business 5 years after the issuance date (the “Termination Date”). The Group determined that these warrants are free standing financial instruments that are legally detachable and separately exercisable from the common stock included in the public share offering. The Group evaluates the warrants under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity. Warrants recorded as liabilities are recorded at their fair value and remeasured on each reporting date with change in estimated fair value of warrant liability in the consolidated statement of operations and comprehensive loss.

On October 24, 2024, the Group pursuant to Section 3(b) of the ADS Warrant, the number of ADSs issued on November 23, 2022 has been adjusted from 5,454,546 to10,349,111 ADSs warrants with US$1.45 strike.

The Company adopted Black Scholes model to assess the warrant’s fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:

	Issuance date November 23, 2022	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024
Expiration of warrant (years)	5	4.9	3.9	2.9
Stock price per ADS (US$)	1.17	0.84	0.20	1.13
Exercise price per ADS (US$)	2.75	2.75	2.75	1.45
Risk-free rate	3.96%	4.05%	3.92%	4.27%
Dividend yield	—	—	—	—
Standard derivation in the value of stock	132.3%	131.2%	132.8%	140.7%
Calculated fair value per ADS (US$)	0.95	0.64	0.10	0.85

	Issuance date October 28, 2024	As of December 31, 2024
Expiration of warrant (years)	5	4.8
Stock price per ADS (US$)	1.48	1.13
Exercise price per ADS (US$)	1.45	1.45
Risk-free rate	4.11%	4.37%
Dividend yield	—	—
Standard derivation in the value of stock	125.4%	127.8%
Calculated fair value per ADS (US$)	1.27	0.95

The warrants outstanding and fair values at each of the respective valuation dates of the warrants issued on November 23, 2022 are summarized below:

	Warrants Outstanding Issued on November 23, 2022	Calculated Fair Value per ADS	Fair Value
		US$	RMB
Fair Value as of November 23, 2022	5,454,546	0.95	36,838
Gain on change in fair value of warrant liability	—	—	(11,219)
Effect of exchange rate changes	—	—	(1,243)
Fair Value as of December 31, 2022	5,454,546	0.64	24,376
Gain on change in fair value of warrant liability	—	—	(20,732)
Effect of exchange rate changes	—	—	308
Fair Value as of December 31, 2023	5,454,546	0.10	3,952
Modification of warrants	4,894,565	—	—
Loss on change in fair value of warrant liability	—	—	58,818
Effect of exchange rate changes	—	—	610
Fair Value as of December 31, 2024	10,349,111	0.85	63,380

The warrants outstanding and fair values at each of the respective valuation dates of the warrants issued on October 28, 2024 are summarized below:

	Warrants Outstanding Issued on October 28, 2024	Calculated Fair Value per ADS	Fair Value
		US$	RMB
Fair Value as of October 28, 2024	761,719	1.27	6,888
Gain on change in fair value of warrant liability	—	—	(1,752)
Effect of exchange rate changes	—	—	40
Fair Value as of December 31, 2024	761,719	0.95	5,176

The following table summarizes the activities related to fair value of the warrants issued on November 23, 2022 and October 28, 2024:

	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Fair value of warrants at beginning of the year (Level 3)	24,376	3,952
Issuances	—	6,888
Change in fair value	(20,732)	57,066
Effect of exchange rate changes	308	650
Fair value of warrants at end of the year (Level 3)	3,952	68,556